Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Accumulated amount of fair value hedge adjustments on the hedged items	¥ 14,376
Accumulated amounts of fair value hedge adjustments remaining for any hedged items ceased to be adjusted for hedging gains and losses	0
Hedge ineffectiveness recognized in other comprehensive income	484
Translating foreign operations reserve, balance remaining	0
Changes in translating foreign operations reserve	25,952
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	¥ 0	¥ 0